Schedule of Maximum Exposure to Credit Risk (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 3,149,909	$ 19,240,707	$ 21,278,936	$ 15,516,112
BAS Receivables	(65,061)	7,300
Maximum exposure to credit risk	$ 3,084,848	$ 19,248,007